Intangible assets - Reconciliation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Carrying amount, Balance	$ 847,499	$ 1,045,266
Carrying amount, Impairment loss		(73,733)
Carrying amount, Currency translation effect	125,427	(124,034)
Carrying amount, Balance	972,926	847,499
Accumulated amortization, Balance	(74,859)	(95,911)
Accumulated amortization, Amorization expense	(144,843)	21,052
Accumulated amortization, Balance	(219,702)	(74,859)
Intangible assets	753,224	772,640	$ 949,355
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount, Balance	817,820	1,014,361
Carrying amount, Impairment loss		(73,733)
Carrying amount, Currency translation effect	123,762	(122,808)
Carrying amount, Balance	941,582	817,820
Accumulated amortization, Balance	(74,859)	(95,911)
Accumulated amortization, Amorization expense	(144,843)	21,052
Accumulated amortization, Balance	(219,702)	(74,859)
Intangible assets	721,880	742,961	918,450
Trade names [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount, Balance	29,679	30,905
Carrying amount, Currency translation effect	1,665	(1,226)
Carrying amount, Balance	31,344	29,679
Intangible assets	$ 31,344	$ 29,679	$ 46,196